Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 10 - Common Stock Warrants

Common Stock Warrants Granted

On July 25, 2015, the Company granted cashless common stock warrants to an independent contractor to purchase a total of 500,000 shares of common stock at $0.10 per share for advisory services. The warrants are exercisable over seven (7) years from July 25, 2015. The warrants vest in full on December 1, 2015. The initial estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 204% and a call option value of $0.0497, was $24,872. In accordance with Accounting Standards Codification ("ASC") 505-50, non-employee stock based compensation awards are re-measured at each period. The total fair value of the 500,000 common stock warrants using the Black-Scholes option-pricing model was re-measured at $4,720, or $0.0094 per share as of September 30, 2015, based on a volatility rate of 232%, a risk-free interest rate of 1.75% and an expected term of 7 years. The Company recognized a total of $2,452 and $-0- of professional fee expense during the nine months ended September 30, 2015 and 2014, respectively.

On May 30, 2015, the Company granted cashless common stock warrants to an independent contractor to purchase a total of 500,000 shares of common stock at $0.25 per share for advisory services. The warrants are exercisable over seven (7) years from May 30, 2015. The warrants vest in full on December 1, 2015. The initial estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 199% and a call option value of $0.13751, was $68,756. In accordance with Accounting Standards Codification ("ASC") 505-50, non-employee stock based compensation awards are re-measured at each period. The total fair value of the 500,000 common stock warrants using the Black-Scholes option-pricing model was re-measured at $4,706, or $0.0094 per share as of September 30, 2015, based on a volatility rate of 232%, a risk-free interest rate of 1.75% and an expected term of 7 years. The Company recognized a total of $3,129 and $-0- of professional fee expense during the nine months ended September 30, 2015 and 2014, respectively.

On March 20, 2015, the Company granted cashless common stock warrants to an independent contractor to purchase a total of 500,000 shares of common stock at $0.20 per share for investor relation services. The warrants are exercisable over five (5) years from March 20, 2015. The warrants vest in accordance with the schedule presented below, whereby the price per share is defined by the closing bid price over three consecutive trading days:

•	125,000 warrants will vest at $0.20 per share

•	125,000 warrants will vest at $0.30 per share

•	125,000 warrants will vest at $0.40 per share

•	125,000 warrants will vest at $0.50 per share

The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 204% and a call option value of $0.1166, was $58,301. The vesting period is indeterminate, therefore, the Company recognized the entire $58,301 of stock based compensation expense during the nine months ended September 30, 2015.

A total of $1,810,367 and $49,751 of warrants were amortized and expensed to professional fees as stock-based compensation during the nine months ending September 30, 2015 and 2014, respectively, including $1,523,103 during the nine months ending September 30, 2015 related to warrants previously issued to related parties.

Common Stock Warrants Exercised, Related Party

On September 10, 2015, the Company issued 1,000,000 shares of common stock pursuant to the exercise of warrants by the Company's Chairman of the Board at $0.00001 per share for total proceeds of $10. The proceeds were subsequently received during the fourth quarter and therefore was recognized as a subscription receivable.

Common Stock Warrants Granted (2014)

On November 25, 2014, the Company issued warrants to purchase 351,455 shares of common stock, exercisable at $0.18 per share over a five (5) year period pursuant to a convertible debenture offering in exchange for net proceeds of $75,000 with an $86,500 face value. The fair value of the 351,455 common stock warrants using the Black-Scholes option-pricing model is $76,950, or $0.21895 per share based on a volatility rate of 193%, a risk-free interest rate of 1.58% and an expected term of 5 years. The proceeds received were allocated between the debt and warrants on a relative fair value basis, resulting in a debt discount of $37,981, which is being amortized over the life of the loan. The Company recognized $5,008 and $-0- of amortization recorded to interest expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted common stock warrants to the Company’s CEO to purchase a total of 1,600,000 shares of common stock at $0.25 per share for his services as an Officer. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The warrants are exercisable over seven (7) years. The fair value of the 1,600,000 common stock warrants using the Black-Scholes option-pricing model is $356,771, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $73,403 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted common stock warrants to the Company’s Chairman of the Board of Directors to purchase a total of 1,600,000 shares of common stock at $0.25 per share for his services as the Chairman of the Board. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The warrants are exercisable over seven (7) years. The fair value of the 1,600,000 common stock warrants using the Black-Scholes option-pricing model is $356,771, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $73,403 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted common stock warrants to one of the Directors to purchase a total of 1,400,000 shares of common stock at $0.25 per share over a seven year period from the grant date for their services as Directors. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The total fair value of the 1,400,000 common stock warrants using the Black-Scholes option-pricing model is $312,174, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $64,227 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted 1,200,000 common stock warrants to each of three Directors to purchase a total of 3,600,000 shares of common stock at $0.25 per share over a seven year period from the grant date for their service as Directors. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The total fair value of the 3,600,000 common stock warrants using the Black-Scholes option-pricing model is $802,734, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $165,156 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted common stock warrants to one of the Directors to purchase a total of 400,000 shares of common stock at $0.25 per share over a seven year period from the grant date for their services as Directors. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The total fair value of the 400,000 common stock warrants using the Black-Scholes option-pricing model is $89,193, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $18,351 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted 700,000 common stock warrants to each of three new advisors to purchase a total of 2,100,000 shares of common stock at $0.25 per share for services provided. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The warrants are exercisable over seven (7) years. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The total fair value of the 2,100,000 common stock warrants using the Black-Scholes option-pricing model is $228,516, or $0.1088 per share as of December 31, 2014, based on a volatility rate of 201%, a risk-free interest rate of 1.97% and an expected term of 7 years. The Company recognized a total of $47,016 and $-0- of professional fee expense during the years ended December 31, 2014 and 2013, respectively.

Amendment of Common Stock Warrants (2013)

On June 28, 2013, the Company extended a total of 190,289 previously granted common stock warrants issued amongst a total of ten former investors, with an exercise price of $0.50 for approximately an additional 25 days from their expiration. All other terms remained the same as originally issued. These modified warrants are fully vested and expired on July 23, 2013. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 32% and a call option value of $0.4200, was $79,923. The value immediately preceding the modification was $-0- due to their expiration. As a result, the entire $79,923 was recognized as a deemed dividend on June 28, 2013.

Common Stock Warrants Granted (2013)

On December 12, 2013, the Company granted common stock warrants to an independent contractor to purchase a total of 50,000 shares of common stock at $0.25 per share for consulting services. The warrants are exercisable over two (2) years from December 12, 2013. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The fair value of the 50,000 common stock warrants using the Black-Scholes option-pricing model is $21,736, or $0.4347 per share as of December 31, 2013, based on a volatility rate of 104%, a risk-free interest rate of 0.34% and an expected term of 2 years, and was expensed as professional fee expense during the year ended December 31, 2013.

On September 25, 2013, the Company granted common stock warrants to an independent contractor to purchase a total of 300,000 shares of common stock at $0.96 per share for consulting services. The warrants vest monthly in 50,000 increments over six months commencing on October 1, 2013. The warrants are exercisable over three (3) years from October 1, 2013. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The fair value of the 300,000 common stock warrants using the Black-Scholes option-pricing model is $134,709, or $0.4490 per share as of December 31, 2013, based on a volatility rate of 105%, a risk-free interest rate of 1.75% and an expected term of 3 years. A total of $74,314 was expensed as professional fee expense during the year ended December 31, 2013.

On March 11, 2013, the Company sold warrants to purchase 10,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $5,000 in conjunction with the sale of 10,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 20, 2013, the Company sold warrants to purchase 5,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $2,500 in conjunction with the sale of 5,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 20, 2013, the Company sold warrants to purchase 20,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $10,000 in conjunction with the sale of 20,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 14, 2013, the Company sold warrants to purchase 60,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $30,000 in conjunction with the sale of 60,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 30, 2013, the Company sold warrants to purchase 15,000 shares of common stock at $0.75 per share over a one year period from the date of sale, in exchange for total proceeds of $7,500 in conjunction with the sale of 15,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Warrants Cancelled

No warrants were cancelled during the years ended December 31, 2014 and 2013.

Common Stock Warrants Expired

A total of 95,000 and 209,289 warrants expired during years ended December 31, 2014 and 2013, respectively.

Common Stock Warrants Exercised (2014)

On February 20, 2014, a warrant holder elected to exercise warrants consisting of a total of 10,000 shares of its common stock pursuant to a unit offering previously sold on March 11, 2013, in exchange for total proceeds of $7,500.

On February 12, 2014, a warrant holder elected to exercise warrants consisting of a total of 5,000 shares of its common stock pursuant to a unit offering previously sold on February 20, 2013 in exchange for total proceeds of $3,750.

Common Stock Warrants Exercised (2013)

On various dates between July 2, 2013 and July 25, 2013, the Company issued a total of 61,000 shares of its common stock pursuant to warrant exercises at $0.50 per share amongst eight investors in exchange for total proceeds of $30,500.

On various dates between July 6, 2013 and July 25, 2013, the Company issued a total of 161,200 shares of its common stock pursuant to warrant exercises at $0.10 per share amongst twenty one investors in exchange for total proceeds of $16,120.

On June 27, 2013, two warrant holders elected to exercise warrants consisting of a total of 20,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $2,000. The shares were subsequently issued on July 19, 2013, as such, the proceeds were presented as a subscriptions payable at June 30, 2013.

On June 21, 2013, a total of seven warrant holders elected to exercise warrants consisting of a total of 35,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $3,500. The shares were subsequently issued on July 3, 2013, as such, the proceeds were presented as a subscriptions payable at June 30, 2013.

On March 11, 2013, there were 10,000 common stock warrants exercised in exchange for proceeds of $1,000.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2014.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	50,591,455	5.7 years	$0.14434	39,891,455	$0.1160

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2014	2013

Average risk-free interest rates	1.18%	2.80%
Average expected life (in years)	4.24	1.40

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During the years ended December 31, 2014 and 2013 there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock was approximately $0.2256 and $0.4084 per warrant granted during the years ended December 31, 2014 and 2013, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2012	39,686,489	$0.1114
Warrants cancelled	(209,289)	(0.4962)
Warrants granted	460,000	0.8326
Warrants exercised	(287,200)	(0.1850)
Balance, December 31, 2013	39,650,000	$0.1172
Warrants cancelled	(95,000)	(0.75)
Warrants granted	11,051,455	0.2477
Warrants exercised	(15,000)	(0.75)
Balance, December 31, 2014	50,591,455	$0.1443

Exercisable, December 31, 2014	39,891,455	$0.1160